Consolidated Balance Sheets Detail	12 Months Ended
Mar. 03, 2012
Consolidated Balance Sheets Detail [Abstract]
Consolidated Balance Sheets Detail
6.	CONSOLIDATED BALANCE SHEETS DETAIL

Inventories

Inventories were comprised as follows:

	As at
	March 3, 2012	February 26, 2011
Raw materials	$771	$552
Work in process	520	222
Finished goods	167	94
Provision for excess and obsolete inventories	(431)	(250)

	$1,027	$618

Property, plant and equipment, net

Property, plant and equipment were comprised of the following:

	As at
	March 3, 2012	February 26, 2011

Cost
Land	$140	$128
Buildings, leaseholds and other	1,393	1,155
BlackBerry operations and other information technology	2,194	1,803
Manufacturing equipment, research and development equipment, and tooling	524	380
Furniture and fixtures	529	433

	4,780	3,899
Accumulated amortization	2,032	1,395

Net book value	$2,748	$2,504

As at March 3, 2012, the carrying amount of assets under construction was $392 million (February 26, 2011 - $296 million). Of this amount, $241 million (February 26, 2011 - $164 million) was included in buildings, leaseholds and other; $132 million (February 26, 2011 - $131 million) was included in BlackBerry operations and other information technology; $15 million (February 26, 2011 - $1 million) was included in manufacturing equipment, research and development equipment, and tooling; and $4 million (February 26, 2011 – nil) was included in furniture and fixtures.

For the year ended March 3, 2012, amortization expense related to property, plant and equipment was $660 million (February 26, 2011 - $497 million; February 27, 2010 - $345 million).

Intangible assets, net

Intangible assets were comprised of the following:

	00000000	00000000	00000000
	As at March 3, 2012
	Cost	Accumulated amortization	Net book value
Acquired technology	$397	$182	$215
Intellectual Property	4,217	1,146	3,071

	$4,614	$1,328	$3,286

	As at February 26, 2011
	Cost	Accumulated amortization	Net book value
Acquired technology	$321	$125	$196
Intellectual Property	2,346	744	1,602

	$2,667	$869	$1,798

During fiscal 2012, the additions to intangible assets primarily consisted of payments relating to amended or renewed licensing agreements, patent license agreements including those relating to 3G and 4G technologies, a patent license agreement with IV International, as well as agreements with third parties for the use of intellectual property, software, messaging services and other BlackBerry related features, as well as intangible assets associated with the business acquisitions discussed in note 7.

During fiscal 2012, a consortium of certain technology companies, of which the Company is a part, emerged as the winning bidder for all of Nortel’s remaining patents and patent applications for a cash purchase price of $4.5 billion. The Company’s portion of the purchase consideration is approximately $775 million. The purchase includes more than 6,000 patents and patent applications spanning wireless, wireless 4G, data networking, voice, internet and other patents. The majority of the Company’s portion of the purchase consideration was recorded as intangible assets as at March 3, 2012.

For the year ended March 3, 2012, amortization expense related to intangible assets was $863 million (February 26, 2011 - $430 million; February 27, 2010 - $271 million). Total additions to intangible assets in fiscal 2012 were $2.4 billion (2011 - $906 million).

Based on the carrying value of the identified intangible assets as at March 3, 2012 and assuming no subsequent impairment of the underlying assets, the annual amortization expense for the next five fiscal years is expected to be as follows: 2013 - $1.3 billion; 2014 - $447 million; 2015 - $331 million; 2016 - $263 million; and 2017 - $217 million.

The weighted-average remaining useful life of the acquired technology is 2.9 years (2011 – 3.5 years).

Goodwill

Changes to the carrying amount of goodwill during the fiscal year ended March 3, 2012 were as follows:

Balance as at February 26, 2011	$508
Goodwill acquired through business combinations during the period	151
Goodwill impairment charge	(355)

Balance as of March 3, 2012	$304

Goodwill is tested annually for impairment during the fourth quarter or more frequently if it is warranted by changes in events and circumstances that indicate goodwill is more likely than not impaired. These events and circumstances may include a significant change in legal factors or in the business climate, a significant decline in the Company’s share price, an adverse action or assessment by a regulator, unanticipated competition, a loss of key personnel, significant disposal activity and the testing of recoverability for a significant asset group.

Goodwill is tested for impairment using a two-step process. The first step involves comparing the Company’s estimated fair value to its carrying amount, including goodwill. If the estimated fair value of the Company exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount exceeds the estimated fair value, there is an indication of potential impairment and the second step of the goodwill impairment test is performed to measure the impairment amount. The second step involves determining an implied fair value of goodwill for the Company, which is calculated by measuring the excess of the estimated fair value of the Company over the aggregated estimated fair values of identifiable assets and liabilities. The conduct of the second step involves significant judgment on the selection of assumptions necessary to arrive at an implied fair value of goodwill. These assumptions include, but are not limited to, development of multi-year business cash flow forecasts, the selection of discount rates and the identification and valuation of unrecorded assets. If, after conducting the second step of the test, the carrying amount of goodwill exceeds its implied fair value, a non-cash impairment loss is recognized in an amount equal to that excess.

During the fourth quarter ended March 3, 2012, the Company performed the first step of the annual impairment test. The estimated fair value of the Company was determined utilizing a market-based approach and the Company’s market capitalization was used as a key input for the determination of fair value of the Company. The Company’s market capitalization was determined by multiplying the number of shares outstanding as at March 3, 2012 by the average closing market price of the Company’s common shares over the preceding 5-day period. The Company used this duration in order to incorporate the inherent market fluctuations that may affect any individual closing price of the Company’s shares. The Company believes that market capitalization alone does not capture the fair value of the business as a whole, or the substantial value that an acquirer would obtain from its ability to obtain control of the business. Consequently, the Company developed an estimate for the control premium that a marketplace participant might pay to acquire control of the business in an arms-length transaction. The determination of the control premium requires significant judgment and the Company observed recent market transactions as a guide to establish a range of reasonably possible control premiums to estimate the Company’s fair value. The Company believes that the main factor leading to the impairment was a significant decline in its share price. The result of this analysis concluded that the carrying value of the Company exceeded its estimated fair value as at the balance sheet date, and as such, the second step of the goodwill impairment test was performed.

In the second step of the impairment test, the impairment loss was measured by estimating the implied fair value of the Company’s goodwill and comparing it with its carrying value. Using the Company’s fair value determined in the first step as the acquisition price in a hypothetical acquisition of the Company, the implied fair value of goodwill was calculated as the residual amount of the acquisition price after allocations made to the fair value of net assets, including working capital, plant and equipment and both recognized and unrecognized intangible assets. Based on the results of the second step of the goodwill impairment test, it was concluded that the carrying value of goodwill was impaired. Consequently, the Company recorded a goodwill impairment charge of $355 million and reported this amount as a separate line item in the Consolidated Statements of Operations.

Accrued liabilities

Accrued liabilities were comprised of the following:

	As at
	March 3, 2012	February 26, 2011
Marketing costs	$367	$419
Vendor inventory liabilities	279	116
Warranty	408	459
Royalties	382	461
Carrier liabilities	524	308
Other	422	748

	$2,382	$2,511

Other accrued liabilities, as noted in the above chart, include, among other things, salaries, payroll withholding taxes and incentive accruals, none of which are greater than 5% of the current liabilities balance.